SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
U.S. federal statutory rate applies to pretax income (loss)	$ (2,310,635)	$ (1,770,915)
Different tax rate of subsidiary	(18,715)	(106,634)
Permanent differences	680,221	117,039
Tax benefit on carry forward losses of acquired business	(3,289,886)
Cumulative adjustment to deferred taxes	1,681,562	1,643,216
Change in state tax rates and other	(209,226)
Change in valuation allowance	(3,466,679)	(117,294)
Total